Performance Management	Aug. 31, 2025
BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell 2000® Index, an index reflecting the market segments in which the fund invests.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 31.79 Worst Quarter 2020, Q1: (27.54) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 10.76%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2020, Q2: 31.79 Worst Quarter 2020, Q1: (27.54)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 10.76%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Small Cap Multi-Strategy Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		11.54%	7.40%	7.82%
Class M | Average Annual Return, Label [Optional Text]	returns before taxes
Class M | Average Annual Return, Percent		8.93%	7.18%	7.93%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		6.49%	5.77%	6.35%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.16%	5.50%	6.06%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		8.68%	6.92%	7.67%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	10.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI EAFE® Index, a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI EAFE® Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2022, Q4: 19.82 Worst Quarter 2020, Q1: (24.00) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 24.69%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 shown in the bar chart and table reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2022, Q4: 19.82 Worst Quarter 2020, Q1: (24.00)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 24.69%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon International Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	MSCI EAFE® Index
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		3.82%	4.73%	5.20%
Class M | Average Annual Return, Label [Optional Text]	returns before taxes
Class M | Average Annual Return, Percent		1.61%	3.26%	4.32%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		1.19%	2.85%	3.97%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.87%	2.82%	3.64%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		1.45%	3.02%	4.07%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon International Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	24.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.82%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 20.19 Worst Quarter 2020, Q1: (26.73) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 21.66%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. In addition, effective October 21, 2022, NIM became the fund's sub-adviser and the fund's investment approach, process and strategy were modified. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 and October 21, 2022 shown in the bar chart and table reflects the fund's investment strategy in effect prior to those dates.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2020, Q2: 20.19 Worst Quarter 2020, Q1: (26.73)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 21.66%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Emerging Markets Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.50%	1.70%	3.64%
Class M | Average Annual Return, Label [Optional Text]	returns before taxes
Class M | Average Annual Return, Percent		1.94%	0.80%	3.02%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		2.19%	0.22%	2.77%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.67%	0.85%	2.63%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		1.72%	0.57%	2.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Emerging Markets Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	21.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 6.65 Worst Quarter 2022, Q1: (6.17) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 6.21%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2023, Q4: 6.65 Worst Quarter 2022, Q1: (6.17)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 6.21%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class M | Average Annual Return, Label [Optional Text]	returns before taxes
Class M | Average Annual Return, Percent		1.08%	(0.42%)	1.29%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		(0.41%)	(1.70%)	0.03%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.64%	(0.80%)	0.47%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		0.75%	(0.67%)	1.03%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Bond Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	6.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.17%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Municipal Bond Index and S&P Municipal Bond Index, broad measures of market performance, and the Bloomberg Muni 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index, indices reflecting the market segments in which the fund invests.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 6.37 Worst Quarter 2022, Q1: (5.58) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 3.11%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2023, Q4: 6.37 Worst Quarter 2022, Q1: (5.58)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 3.11%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Massachusetts Intermediate Municipal Bond Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Municipal Bond Index* (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Municipal Bond Index*
Bloomberg US Municipal Bond Index* (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent	[1]		1.05%	0.99%	2.25%
S&P Municipal Bond Index† reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	[2]	S&P Municipal Bond Index†
S&P Municipal Bond Index† reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent	[2]		1.90%	1.20%	2.34%
Bloomberg Muni 3-15 Years Blend Index* (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Muni 3-15 Years Blend Index*
Bloomberg Muni 3-15 Years Blend Index* (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent	[1]		0.48%	1.02%	2.13%
S&P Municipal Bond Investment Grade Intermediate Index† reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	[2]	S&P Municipal Bond Investment Grade Intermediate Index†
S&P Municipal Bond Investment Grade Intermediate Index† reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent	[2]		0.89%	1.03%	2.13%
Class M | Average Annual Return, Label [Optional Text]		returns before taxes
Class M | Average Annual Return, Percent			1.08%	0.91%	1.82%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent			1.08%	0.91%	1.79%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.61%	1.19%	1.92%
Investor | Average Annual Return, Label [Optional Text]		returns before taxes
Investor | Average Annual Return, Percent			0.82%	0.66%	1.55%
[1]	Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.
[2]	Effective as of February 2, 2026, the Bloomberg indices are the fund's benchmarks. Performance of the S&P indices will not be shown in the future.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes	[1]
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	3.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index, broad measures of applicable market performance, and the Morningstar Moderate Target Risk Index, an index reflecting the market segments in which the fund invests.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 15.93 Worst Quarter 2020, Q1: (16.45) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 12.47%.
Performance Table Narrative

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2020, Q2: 15.93 Worst Quarter 2020, Q1: (16.45)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 12.47%.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Asset Allocation Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.25%	(0.33%)	1.35%
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		25.02%	14.52%	13.10%
Morningstar Moderate Target Risk Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Morningstar Moderate Target Risk Index
Morningstar Moderate Target Risk Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		8.27%	5.37%	6.05%
Class M | Average Annual Return, Label [Optional Text]	returns before taxes
Class M | Average Annual Return, Percent		13.38%	7.84%	7.14%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		11.75%	6.23%	5.60%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.55%	5.81%	5.32%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		13.07%	7.57%	6.88%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Asset Allocation Fund | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return	12.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]	Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.